Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	75,398,400
Preferred Stock, Shares Outstanding	10,000,000
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY